Financial instruments by category (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of fair value measurement of assets [abstract]
Summary of Carrying Value and Fair Value of Financial Instruments
The following table provides the carrying value and the fair value of financial instruments at December 31, 2022 and December 31, 2021:

	December 31, 2022		December 31, 2021
	Carrying amount	Fair value	Carrying amount	Fair value
Financial Assets
Fair value through other comprehensive income
Marketable securities	$54,706	$54,706	$53,352	$53,352
Investments in debt securities	7,043	7,043	6,660	6,660

Fair value through profit and loss
Settlement receivables	$33,393	$33,393	$28,523	$28,523
Redemption option derivative asset	3,676	3,676	8,105	8,105
Turkish Lira deposits	35,000	35,000	—	—

Amortized cost
Cash and cash equivalents	$279,735	$279,735	$481,327	$481,327
Restricted cash	2,052	2,052	2,674	2,674
Other receivables and deposits	14,999	14,999	22,277	22,277
Other assets	170	170	2,118	2,118

Financial Liabilities at amortized cost
Accounts payable and accrued liabilities	$162,799	$162,799	$172,834	$172,834
Debt, excluding derivative asset	498,090	437,400	497,868	508,405